Inventories, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Inventories, net [Abstract]
Disclosure of detailed information about inventories [Text Block]
The balance of inventories, net of allowance for losses, as of December 31, 2017 and 2016 is as follows:

	2017	2016
Crude oil	1,836,363	1,557,267
Fuels and petrochemicals	1,481,777	1,270,870
Materials for the production of goods	1,283,256	1,013,764
	4,601,396	3,841,901

Disclosure of other provisions [text block]
The following is the changes of the allowance for losses, for the years ended December 31, 2017 and 2016:

	2017	2016
Opening balance	265,435	198,539
Additions	9,134	41,957
Foreign currency translation	(4,266)	50,053
Uses	(75,796)	(25,114)
Closing balance	194,507	265,435